AMERICAN PENSION INVESTORS TRUST

FILED VIA EDGAR

April 24, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	American Pension Investors Trust File No. 811-04262

Ladies and Gentlemen:

On behalf of American Pension Investors Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectus of the Registrant, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on April 17, 2020 (accession number 0001398344-20-008161).

Please contact the undersigned at 513-869-4262 if you have any questions concerning this filing.

Very truly yours,

/s/ Maggie Bull

Maggie Bull Assistant Secretary